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John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

November 14, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File No. 033-74174
     Rule 497(j) Certification

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the Supplements to the Prospectuses and Statements of Additional Information ("SAI's") dated November 13, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Supplements to the Prospectus and SAI contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on November 6, 2006.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
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John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company

cc: Marie Swift, Esq.